Employee Stock Ownership Plan ("ESOP") - Additional Information (Detail)	Jul. 14, 2014 USD ($) Installment shares	Dec. 31, 2015 shares	Dec. 31, 2014 shares
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Common stock shares sold during IPO, percentage acquired by ESOP	8.00%
Shares acquired by ESOP on conversion	338,560	315,989	327,275
Exchange of note payable | $	$ 3,385,600
Notes payable, number of installments | Installment	30
ESOP Allocated shares		22,571	11,285